FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2013	2012
Assets
Cash	$88,420	$106,196
Investment securities, available for sale	229	3,623
Other investments	4,851	0
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	557,872	575,701
Nonbanks	18,682	18,671
Total investment in subsidiaries	576,554	594,372
Premises and equipment	1,455	1,706
Other assets	13,942	15,058
Total assets	$692,951	$728,455

Liabilities
Dividends payable	$9,178	$16,869
Other liabilities	1,612	1,161
Total liabilities	10,790	18,030
Shareholders’ equity	682,161	710,425
Total liabilities and shareholders’ equity	$692,951	$728,455

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Income
Interest income	$75	$55	$70
Noninterest income	0	421	0
Dividends from subsidiaries	58,700	73,800	48,700
Total income	58,775	74,276	48,770

Expenses
Interest expense	0	0	391
Provision for loan and lease losses	0	0	739
Salaries and employee benefits	4,042	4,612	4,449
Miscellaneous professional services	663	916	719
Other	5,059	5,209	5,240
Total expenses	9,764	10,737	11,538
Income before income taxes and equity in undistributed net earnings of subsidiaries	49,011	63,539	37,232
Income tax benefit	(3,659)	(3,869)	(4,263)
Equity in undistributed (loss) earnings of subsidiaries	(4,321)	(105)	25,244
Net income	$48,349	$67,303	$66,739

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Operating activities
Net income	$48,349	$67,303	$66,739
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of subsidiaries	4,321	105	(25,244)
Provision for loan and lease losses	0	0	739
Depreciation and amortization	26	27	31
Stock-based compensation expense	3,803	4,186	3,935
Deferred income taxes	(676)	(207)	(509)
(Decrease) increase in dividends payable	(7,691)	673	10,342
Increase (decrease) in other liabilities	7,719	(1,799)	(10,003)
Decrease (increase) in other assets	1,266	(139)	(241)
Net cash provided by operating activities	57,117	70,149	45,789

Investing activities
Proceeds from calls and maturities of investment securities	48	0	158
Purchases of investment securities	(88)	(474)	(137)
Net decrease in loans	0	0	2,681
Purchases of premises and equipment	(80)	0	0
Other	307	109	514
Net cash provided by (used in) investing activities	187	(365)	3,216

Financing activities
Redemption of junior subordinated debentures	0	0	(20,620)
Cash dividends paid on common stock	(61,429)	(67,797)	(35,312)
Treasury stock purchase	(11,778)	(6,806)	0
Proceeds from exercise of stock options, net of shares purchased	73	320	63
Excess tax benefit on share-based compensation	686	438	259
Other	(2,632)	(1,400)	478
Net cash used in financing activities	(75,080)	(75,245)	(55,132)
Decrease in cash	(17,776)	(5,461)	(6,127)
Cash at beginning of year	106,196	111,657	117,784
Cash at end of year	$88,420	$106,196	$111,657